Share-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
Stock Compensation Plans
We have a share-based compensation plan, which has been approved by the stockholders, for certain employees, officers and directors. This plan is described later below.
Impacts of Livent Distribution
Pursuant to the employee matters agreement, effective as of the Distribution date, outstanding FMC equity awards held by a Livent employee will be converted into a Livent equity award. The number of Livent shares subject to each converted award (and in the case of stock options, the exercise price of the award) will be adjusted in a manner intended to preserve the aggregate intrinsic value of the original FMC equity awards as measured before and after the Distribution, subject to rounding. Each converted Livent equity award will remain subject to the same terms and conditions, including vesting and payment schedules, as were applicable immediately prior to the Distribution except that the converted Livent equity awards held by Livent employees will not be subject to any performance-based vesting conditions.
Each outstanding award of FMC RSUs and PRSUs granted prior to 2019 held by FMC employees will be converted into adjusted FMC RSUs and PRSUs and Livent RSUs and PRSUs, respectively, using the final distribution ratio of 0.935301, which was determined as of the record date of February 25, 2018. Each outstanding awards of FMC RSUs granted in 2019 held by FMC employees will be converted into adjusted FMC RSUs, based on the relative value of FMC shares before and after the Distribution. Each outstanding award of FMC stock options, whether vested or unvested, held by a FMC employee will be converted into adjusted FMC stock options, based on the relative value of FMC shares before and after the Distribution. The above described adjustments are intended to preserve the aggregate intrinsic value of the original FMC awards as measured before and after the Distribution, subject to rounding. Each such adjusted FMC equity award will remain subject to the same terms and conditions, including vesting and payment schedules, as were applicable immediately prior to the Distribution.
FMC Corporation Incentive Compensation and Stock Plan
The FMC Corporation Incentive Compensation and Stock Plan (the “Plan”) provides for the grant of a variety of cash and equity awards to officers, directors, employees and consultants, including stock options, restricted stock, performance units (including restricted stock units), stock appreciation rights, and multi-year management incentive awards payable partly in cash and partly in common stock. The Compensation and Organization Committee of the Board of Directors (the “Committee”), subject to the provisions of the Plan, approves financial targets, award grants, and the times and conditions for payment of awards to employees. The total number of shares of common stock authorized for issuance under the Plan is 30.2 million of which approximately 4.9 million shares of common stock are available for future grants of share based awards under the Plan as of December 31, 2018. The FMC Corporation Non-Employee Directors’ Compensation Policy, administered by the Nominating and Corporate Governance Committee of the Board of Directors, sets forth the compensation to be paid to the directors, including stock options, stock appreciation rights, restricted stock, restricted stock units, performance-based restricted stock units, and cash awards to be made to directors under the Plan.
Stock options granted under the Plan may be incentive or nonqualified stock options. The exercise price for stock options may not be less than the fair market value of the stock at the date of grant. Awards granted under the Plan vest or become exercisable or payable at the time designated by the Committee, which has generally been three years from the date of grant. Incentive and nonqualified options granted under the Plan expire not later than 10 years from the grant date.
Under the Plan, awards of restricted stock and restricted stock units may be made to selected employees. The awards vest over periods designated by the Committee, which has generally been three years, with vesting conditional upon continued employment. Compensation cost is recognized over the vesting periods based on the market value of the stock on the date of the award. Restricted stock units granted to directors under the Plan vest immediately if granted as part of, or in lieu of, the annual retainer; other restricted stock units granted to directors vest at the Annual Meeting of Shareholders in the calendar year following the May 1 annual grant date (but are subject to forfeiture on a pro rata basis if the director does not serve the full year except under certain circumstances).
At December 31, 2018 and 2017, there were restricted stock units representing an aggregate of 248,465 shares and 228,366 shares of common stock, respectively, credited to the directors’ accounts.
Stock Compensation
We recognized the following stock compensation expense:

	Year Ended December 31,
(in Millions)	2018	2017	2016
Stock option expense, net of taxes of $1.3, $2.4 and $2.6 (1)	$4.9	$4.5	$4.4
Restricted stock expense, net of taxes of $2.3, $3.5 and $3.8 (2)	8.4	6.4	6.5
Performance based expense, net of taxes of $1.2, $1.5 and $1.1	4.4	2.8	1.8
Total stock compensation expense, net of taxes of $4.8, $7.4 and $7.5 (3)	$17.7	$13.7	$12.7
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(1)	We applied an estimated forfeiture rate of 4.0% per stock option grant in the calculation of the expense.

(2)	We applied an estimated forfeiture rate of 2.0% of outstanding grants in the calculation of the expense.

(3)
This expense is classified as "Selling, general and administrative expenses" in our consolidated statements of income (loss). Total stock compensation expense, net of tax, not included in the above table of $4.0 million, $4.4 million, and zero for the years ended December 31, 2018, 2017 and 2016, respectively, is included in "Discontinued operations, net of income taxes" in the consolidated statements of income (loss).

We received $10.7 million, $22.5 million and $4.1 million in cash related to stock option exercises for the years ended December 31, 2018, 2017 and 2016, respectively. The shares used for the exercise of stock options occurring during the years ended December 31, 2018, 2017 and 2016 came from treasury shares.
For tax purposes, share-based compensation expense is deductible in the year of exercise or vesting based on the intrinsic value of the award on the date of exercise or vesting. For financial reporting purposes, share-based compensation expense is based upon grant-date fair value and amortized over the vesting period. Excess tax benefits represent the difference between the share-based compensation expense for financial reporting purposes and the deduction taken for tax purposes. The excess tax expense recorded in stockholders' equity for the year ended December 31, 2016 totaled $0.4 million. Beginning in 2017, these excess tax benefits were recorded directly to income tax expense which totaled $3.8 million and $2.9 million in 2018 and 2017, respectively.
Stock Options
The grant-date fair values of the stock options we granted in the years ended December 31, 2018, 2017 and 2016 were estimated using the Black-Scholes option valuation model, the key assumptions for which are listed in the table below. The expected volatility assumption is based on the actual historical experience of our common stock. The expected life represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on U.S. Treasury securities with terms equal to the expected timing of stock option exercises as of the grant date. The dividend yield assumption reflects anticipated dividends on our common stock. Employee stock options generally vest after a three year period and expire ten years from the date of grant.
Black Scholes valuation assumptions for stock option grants:

	2018	2017	2016
Expected dividend yield	0.77%	1.15%	1.77%
Expected volatility	26.85%	27.04%	26.57%
Expected life (in years)	6.5	6.5	6.5
Risk-free interest rate	2.79%	2.10%	1.39%

The weighted-average grant-date fair value of options granted during the years ended December 31, 2018, 2017 and 2016 was $25.70, $15.66 and $8.54 per share, respectively.
The following summary shows stock option activity for employees under the Plan for the three years ended December 31, 2018:

(Shares in Thousands)	Number of Options Granted But Not Exercised	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value (in Millions)
December 31, 2015 (1,200 shares exercisable and 832 shares expected to vest or be exercised)	2,071	5.6 years	$47.52	$8.7
Granted	933		37.39
Exercised	(171)		25.59	3.5
Forfeited	(84)		51.17
December 31, 2016 (1,292 shares exercisable and 1,373 shares expected to vest or be exercised)	2,749	6.1 years	$45.34	$37.6
Granted	370		57.63
Exercised	(590)		39.93	20.1
Forfeited	(94)		49.10
December 31, 2017 (920 shares exercisable and 1,452 shares expected to vest or be exercised)	2,435	6.3 years	$48.37	$112.7
Granted	250		85.19
Exercised	(260)		41.80	11.7
Forfeited	(61)		52.51
December 31, 2018 (1,044 shares exercisable and 1,287 shares expected to vest or be exercised)	2,364	6.0 years	$52.87	$52.5

The number of stock options indicated in the above table as being exercisable as of December 31, 2018, had an intrinsic value of $19.4 million, a weighted-average remaining contractual term of 4.0 years, and a weighted-average exercise price of $55.43.
As of December 31, 2018, we had total remaining unrecognized compensation cost related to unvested stock options of $5.4 million which will be amortized over the weighted-average remaining requisite service period of approximately 1.56 years.
Restricted and Performance Based Equity Awards
The grant-date fair value of restricted stock awards and stock units under the Plan is based on the market price per share of our common stock on the date of grant, and the related compensation cost is amortized to expense on a straight-line basis over the vesting period during which the employees perform related services, which is typically three years except for those eligible for retirement prior to the stated vesting period as well as non-employee directors.
Starting in 2015, we began granting performance based restricted stock awards. The performance based share awards represent a number of shares of common stock to be awarded upon settlement based on the achievement of certain market-based performance criteria over a three year period. These awards generally vest upon the completion of a three year period from the date of grant; however, starting with the 2016 grants, certain performance criteria is measured on an annual basis. The fair value of the equity classified performance-based share awards is determined based on the number of shares of common stock to be awarded and a Monte Carlo valuation model.
The following table shows our employee restricted award activity for the three years ended December 31, 2018:

	Restricted Equity		Performance Based Equity
(Number of Awards in Thousands)	Number of awards	Weighted-Average Grant Date Fair Value Per Share	Number of awards	Weighted-Average Grant Date Fair Value Per Share
Nonvested at December 31, 2015	376	$57.36	32	$81.06
Granted	271	37.44	126	41.66
Vested	(120)	56.12	—	—
Forfeited	(31)	52.67	—	—
Nonvested at December 31, 2016	496	$48.56	158	$49.55
Granted	121	57.66	105	66.93
Vested	(98)	64.75	—	—
Forfeited	(30)	47.60	(3)	52.74
Nonvested at December 31, 2017	489	$47.63	260	$53.36
Granted	137	84.94	133	88.65
Vested	(154)	55.14	(58)	81.15
Forfeited	(13)	65.39	—	—
Nonvested at December 31, 2018	459	$55.75	335	$56.42

As of December 31, 2018, we had total remaining unrecognized compensation cost related to unvested restricted awards of $14.0 million which will be amortized over the weighted-average remaining requisite service period of approximately 1.65 years.